Long-term Debt (Details 1) (USD $)	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Long-term Debt [Line Items]
Secured Debt	$ 111,458,406		$ 100,759,063		$ 82,955,489
Less: current portion	(18,686,730)		(16,065,483)		13,390,382
Less: unamortized bank fees	(1,051,730)		(1,391,159)		(1,079,354)
Secured long-term debt	91,719,946		83,302,421		68,485,753
Long term debt					69,565,107
Bulk Pangaea Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	3,468,750	[1]	4,509,375	[1]	5,562,500	[2],[3],[4],[5]
Bulk Discovery Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	4,136,000	[6]	5,204,000	[6]	6,628,000	[7],[8]
Bulk Patriot Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	5,375,000	[1]	7,212,500	[1]	9,662,500	[2],[3],[4],[9]
Bulk Cajun Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	1,137,500	[6]	1,990,625	[6]	3,412,500	[7]
Bulk Trident Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	7,968,750	[1]	8,925,000	[1]	9,881,250	[2],[3],[9]
Bulk Juliana Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	5,408,333	[1]	6,422,395	[1]	7,774,479	[10],[2],[3]
Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Debt Agreement [Member]
Long-term Debt [Line Items]
Secured Debt	53,500,000	[11]	34,000,000	[11]	39,000,000	[12]
Bulk Atlantic Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	7,980,000	[6]	8,250,000	[6]	0
Bulk Phoenix Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	9,133,333	[1]	9,783,334	[1]	0	[2],[3]
Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd [Member]
Long-term Debt [Line Items]
Secured Debt	12,347,820		0
Long Wharf Construction to Term Debt [Member]
Long-term Debt [Line Items]
Secured Debt	1,002,920		1,016,834		1,034,260	[13]
Bulk Providence Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	0	[14]	7,760,000	[14]	0	[2],[3]
Bulk Liberty Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	$ 0	[15]	$ 5,685,000	[15]	$ 0

[1]	The Bulk Pangaea Secured Note, the Bulk Patriot Secured Note, the Bulk Trident Secured Note, the Bulk Juliana Secured Note, and the Bulk Phoenix Secured Note are cross-collateralized by the vessels m/v Bulk Juliana, m/v Bulk Patriot, m/v Bulk Trident, m/v Bulk Pangaea, and m/v Bulk Newport and are guaranteed by the Company.
[2]	The Bulk Pangaea Secured Note, the Bulk Patriot Secured Note, the Bulk Juliana Secured Note, the Bulk Trident Secured Note, the Bulk Providence Secured Note and the Bulk Newport Secured Note are cross-collateralized by the vessels Bulk Pangaea, Bulk Patriot, Bulk Juliana, Bulk Trident, Bulk Providence and Bulk Phoenix and are guaranteed by the Company.
[3]	This secured note may require mandatory additional principal payments based on the operating cash flows of the related vessel.
[4]	The Bulk Pangaea Secured Note and the Bulk Patriot Secured Note contain financial covenants that, among other things, limit the Company’s consolidated leverage ratio, as defined; requires the Company to maintain a minimum consolidated net worth, as defined; requires the Company to maintain a minimum consolidated debt service coverage ratio, as defined; and requires the Company to maintain a consolidated minimum liquidity, as defined.
[5]	The Bulk Pangaea Secured Note was amended in April 2013. Amendments included the extension of the loan maturity date to January 2017 and the conversion of the interest rate from a floating variable rate to a fixed interest rate of 3.96%.
[6]	The Bulk Discovery Secured Note, the Bulk Cajun Secured Note, and the Bulk Atlantic Secured Note are cross-collateralized by the vessels m/v Bulk Discovery, m/v Bulk Cajun, and m/v Bulk Beothuk and are guaranteed by the Company.
[7]	The Bulk Cajun Secured Note, the Bulk Discovery Secured Note, the Bulk Atlantic Secured Note and the Bulk Liberty Secured Note are cross-collateralized by the vessels Bulk Discovery, Bulk Cajun, Bulk Beothuk and Bulk Liberty and are guaranteed by the Company.
[8]	The Bulk Discovery Secured Note, the Bulk Cajun Secured Note, the Bulk Atlantic Secured Note and the Bulk Liberty Secured Note contain financial covenants that require the Company to maintain a minimum consolidated net worth, and require the Company to maintain a minimum EBITDA to fixed charges ratio tested annually, as defined. In addition, these notes contain other Company and vessel related covenants that, among other things, restrict changes in management and ownership of the vessel, declaration of dividends, further indebtedness and mortgaging of a vessel without the bank’s prior consent. It also requires minimum collateral maintenance, which is tested at the discretion of the lender.
[9]	The Bulk Trident Secured Note was amended in April 2013 resulting in the conversion of the interest rate from a floating variable rate to a fixed interest rate of 4.29%.
[10]	The Bulk Juliana Secured Note was amended in April 2013 resulting in the conversion of the interest rate from a floating variable rate to a fixed interest rate of 4.38%.
[11]	The Bulk Nordic Odyssey and the Bulk Nordic Orion Loan Agreement was amended on September 17, 2014, to provide for an additional advance to finance the acquisition of m/v Nordic Oshima.
[12]	The Bulk Nordic Orion and the Bulk Nordic Odyssey Loan Agreement (“the Agreement”), is secured by first preferred mortgages on the m/v Bulk Orion and the m/v Bulk Odyssey, the assignment of the earnings, insurances and requisite compensation of the two entities, and by guarantees of their shareholders. Additionally, the Agreement contains one financial covenant that requires the Company to maintain minimum liquidity in addition to a collateral maintenance ratio clause which requires the aggregate fair market value of the vessel plus the net realizable value of any additional collateral previously provided to remain above defined ratios.
[13]	The Construction Loan is collateralized by all real estate located at 109 Long Wharf, Newport, RI, as well as personal guarantees from the Founders and a corporate guarantee of the Company. The Company was also required to provide a cash deposit as collateral for the note, which was classified in other non-current assets as of December 31, 2011 in the consolidated balance sheet. At completion of the construction in April 2012, the cash deposit was released to the Company. The Construction Loan contains one financial covenant that requires the Company to maintain a minimum debt service coverage ratio.
[14]	The Bulk Providence Secured Note was repaid in connection with the sale of the m/v Bulk Providence on May 27, 2014.
[15]	The Bulk Liberty Secured Note was repaid in connection with the sale of the m/v Bulk Liberty on July 4, 2014.